Note 19 - Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Details of cash and cash equivalents [text block]
	December 31,	December 31,
	2025	2024
Cash at banks	$80,159	$28,231
Cash on the Exchange at banks	7,626	3,300
Cash held in brokers	107	9
Total Cash and cash equivalents	$87,892	$31,540